Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Capital and Reserves
Schedule of Movement of the Shares by Class for Each of the Years Ended
The following table provides detailed information on the movement of the shares by class for each of the years ended December 31, 2025, 2024 and 2023:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total
Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2023	6,342,189	2,089,075	27,893,290	—	36,324,554
Restricted stock issued – directors	—	—	63,000	—	63,000
Restricted stock units – vested	—	—	152,305	—	152,305
Outstanding at December 31, 2023	6,342,189	2,089,075	28,108,595	—	36,539,859

Restricted stock issued – directors	—	—	57,000	—	57,000
Restricted stock units – vested	—	—	193,959	—	193,959
Outstanding at December 31, 2024	6,342,189	1,712,034	28,736,595	—	36,790,818

Conversions	—	(884,460)	884,460	—	—
Repurchased common stock	—	(1)	1	—	—
Restricted stock issued – directors	—	—	63,000	—	63,000
Restricted stock issued - executives	—	—	185,217	—	185,217
Restricted stock units – vested	—	—	191,173	—	191,173
Outstanding at December 31, 2025	6,342,189	827,573	30,060,446	—	37,230,208

Schedule of Information Regarding Shares Repurchased but not Retired by the Bank and Accordingly Classified as Treasury Stock
The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

	“Class A”		“Class B”		“Class E”		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2023	318,140	10,708	689,367	18,711	4,647,774	84,678	5,655,281	114,097
Restricted stock issued - directors	—	—	—	—	(63,000)	(1,148)	(63,000)	(1,148)
Restricted stock units - vested	—	—	—	—	(152,305)	(2,775)	(152,305)	(2,775)
Outstanding at December 31, 2023	318,140	10,708	689,367	18,711	4,432,469	80,755	5,439,976	110,174

Repurchase of common stock	—	—	—	—	(1)	—	(1)	—
Restricted stock issued - directors	—	—	—	—	(57,000)	(1,038)	(57,000)	(1,038)
Restricted stock units - vested	—	—	—	—	(193,959)	(3,535)	(193,959)	(3,535)
Outstanding at December 31, 2024	318,140	10,708	689,367	18,711	4,181,509	76,182	5,189,016	105,601

Restricted stock issued - directors	—	—	—	—	(63,000)	(1,148)	(63,000)	(1,148)
Restricted stock issued - executives	—	—	—	—	(185,217)	(3,373)	(185,217)	(3,373)
Restricted stock units - vested	—	—	—	—	(191,173)	(3,483)	(191,173)	(3,483)
Outstanding at December 31, 2025	318,140	10,708	689,367	18,711	3,742,119	68,178	4,749,626	97,597

Schedule Of Additional Tier 1 Capital Instruments
During the period, the Bank issued perpetual non-cumulative subordinated instruments, which qualify as Additional Tier 1 capital instruments (“AT1”), as described below.

	December 31,
	2025	2024
Perpetual Non-Cumulative Fixed to Fixed Subordinates Notes to 7.5% annual, net of issuance costs of $2 million	197,976	—